Prospectus Supplement

September 29, 2017

Morgan Stanley Institutional Fund, Inc.

Supplement dated September 29, 2017 to the Morgan Stanley Institutional Fund, Inc.
Prospectus dated May 1, 2017

Global Franchise Portfolio
Global Quality Portfolio
International Equity Portfolio

Effective September 30, 2017, the section of the Prospectus entitled "Fund Summary—Global Franchise Portfolio—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

Portfolio Managers. The Fund is managed by members of the International Equity team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Sub-Adviser(s)	Date Began Managing Fund
William D. Lock	Managing Director of MSIM Limited	June 2009
Christian Derold	Managing Director of MSIM Company	June 2009
Bruno Paulson	Managing Director of MSIM Limited	June 2009
Vladimir A. Demine	Executive Director of MSIM Limited	June 2009
Dirk Hoffmann-Becking	Executive Director of MSIM Limited	January 2015
Nic Sochovsky	Executive Director of MSIM Limited	December 2015
Marcus Watson	Vice President of MSIM Limited	January 2013
Alex Gabriele	Vice President of MSIM Limited	September 2017
Richard Perrott	Vice President of MSIM Limited	September 2017

Effective September 30, 2017, the section of the Prospectus entitled "Fund Summary—Global Quality Portfolio—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

Portfolio Managers. The Fund is managed by members of the International Equity team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Sub-Adviser(s)	Date Began Managing Fund
William D. Lock	Managing Director of MSIM Limited	August 2013
Christian Derold	Managing Director of MSIM Company	August 2013
Bruno Paulson	Managing Director of MSIM Limited	August 2013
Vladimir A. Demine	Executive Director of MSIM Limited	August 2013
Dirk Hoffmann-Becking	Executive Director of MSIM Limited	January 2015
Nic Sochovsky	Executive Director of MSIM Limited	December 2015
Marcus Watson	Vice President of MSIM Limited	August 2013
Alex Gabriele	Vice President of MSIM Limited	September 2017
Richard Perrott	Vice President of MSIM Limited	September 2017

Effective September 30, 2017, the section of the Prospectus entitled "Fund Summary—International Equity Portfolio—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

Portfolio Managers. The Fund is managed by members of the International Equity team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Sub-Adviser(s)	Date Began Managing Fund
William D. Lock	Managing Director of MSIM Limited	May 1999
Christian Derold	Managing Director of MSIM Company	January 2006
Bruno Paulson	Managing Director of MSIM Limited	June 2009
Vladimir A. Demine	Executive Director of MSIM Limited	June 2009
Dirk Hoffmann-Becking	Executive Director of MSIM Limited	January 2015
Nic Sochovsky	Executive Director of MSIM Limited	December 2015
Marcus Watson	Vice President of MSIM Limited	January 2013
Alex Gabriele	Vice President of MSIM Limited	September 2017
Richard Perrott	Vice President of MSIM Limited	September 2017

Effective September 30, 2017, the section of the Prospectus entitled "Fund Management—Portfolio Management—Global Franchise Portfolio, Global Quality Portfolio and International Equity Portfolio" is hereby deleted and replaced with the following:

Global Franchise Portfolio, Global Quality Portfolio and International Equity Portfolio

Each Fund is managed by members of the International Equity team. The team consists of portfolio managers. Current members of the team jointly and primarily responsible for the day-to-day management of each Fund are Messrs. Lock, Derold, Paulson, Demine, Hoffmann-Becking, Watson, Sochovsky, Gabriele and Perrott.

Mr. Lock has been associated with MSIM Limited in an investment management capacity since 1994. Mr. Derold has been associated with MSIM Company in an investment management capacity since 2006. Mr. Paulson has been associated with MSIM Limited in an investment management capacity since 2009. Mr. Demine has been associated with MSIM Limited in an investment management capacity since 2009. Mr. Hoffmann-Becking has been associated with MSIM Limited in an investment management capacity since 2013. Prior to 2013, Mr. Hoffmann-Becking was associated with Societe Generale as a sell side analyst. Prior to 2012, Mr. Hoffmann-Becking was associated with Sanford Bernstein as a senior research analyst covering European Banks. Mr. Watson has been associated with MSIM Limited in an investment management capacity since 2008. Mr. Sochovsky has been associated with MSIM Limited in an investment management capacity since 2015. Prior to joining MSIM Limited, Mr. Sochovsky was a senior member at Credit Suisse from 2012 to 2015 and previously a Managing Director at UniCredit from 2009 to 2011. Mr. Gabriele has been associated with MSIM Limited in an investment management capacity since 2012. Mr. Perrott has been associated with MSIM Limited in an investment management capacity since 2015. Prior to joining MSIM Limited, Mr. Perrott was an equity research analyst at Autonomous Research covering specialty financials from 2013 to 2015 and previously covered financials at Berenberg Bank from 2011 to 2013.

Please retain this supplement for future reference.

  IFIPMPROSPT 9/17

Statement of Additional Information Supplement

September 29, 2017

Morgan Stanley Institutional Fund, Inc.

Supplement dated September 29, 2017 to the Morgan Stanley Institutional Fund, Inc.
Statement of Additional Information dated May 1, 2017

Global Franchise Portfolio
Global Quality Portfolio
International Equity Portfolio

Effective September 30, 2017, the sections of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Other Accounts Managed by Portfolio Managers as of December 31, 2016 (unless otherwise indicated)—Global Franchise,—Global Quality and—International Equity" are hereby deleted and replaced with the following:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Global Franchise
Vladimir A. Demine	5	$4.8 billion	18	$12.8 billion	66[9]	$15.1 billion[9]
Christian Derold	5	$4.8 billion	18	$12.8 billion	66[9]	$15.1 billion[9]
Alex Gabriele*	0	$0	0	$0	0	$0
Dirk Hoffmann-Becking	5	$4.8 billion	18	$12.8 billion	66[9]	$15.1 billion[9]
William D. Lock	5	$4.8 billion	18	$12.8 billion	67[9]	$15.2 billion[9]
Bruno Paulson	5	$4.8 billion	18	$12.8 billion	66[9]	$15.1 billion[9]
Richard Perrott*	0	$0	0	$0	0	$0
Nic Sochovsky	5	$4.8 billion	18	$12.8 billion	66[9]	$15.1 billion[9]
Marcus Watson	5	$4.8 billion	18	$12.8 billion	66[9]	$15.1 billion[9]
Global Quality
Vladimir A. Demine	5	$5.6 billion	18	$12.8 billion	66[9]	$15.1 billion[9]
Christian Derold	5	$5.6 billion	18	$12.8 billion	66[9]	$15.1 billion[9]
Alex Gabriele*	0	$0	0	$0	0	$0
Dirk Hoffmann-Becking	5	$5.6 billion	18	$12.8 billion	66[9]	$15.1 billion[9]
William D. Lock	5	$5.6 billion	18	$12.8 billion	67[9]	$15.2 billion[9]
Bruno Paulson	5	$5.6 billion	18	$12.8 billion	66[9]	$15.1 billion[9]
Richard Perrott* Nic Sochovsky	5	$5.6 billion	18	$12.8 billion	66[9]	$15.1 billion[9]
Marcus Watson	5	$5.6 billion	18	$12.8 billion	66[9]	$15.1 billion[9]
International Equity
Vladimir A. Demine	5	$1.6 billion	18	$12.8 billion	66[9]	$15.1 billion[9]
Christian Derold	5	$1.6 billion	18	$12.8 billion	66[9]	$15.1 billion[9]
Alex Gabriele*	0	$0	0	$0	0	$0
Dirk Hoffmann-Becking	5	$1.6 billion	18	$12.8 billion	66[9]	$15.1 billion[9]
William D. Lock	5	$1.6 billion	18	$12.8 billion	66[9]	$15.1 billion[9]
Bruno Paulson	5	$1.6 billion	18	$12.8 billion	66[9]	$15.1 billion[9]
Richard Perrott*	0	$0	0	$0	0	$0
Nic Sochovsky	5	$1.6 billion	18	$12.8 billion	66[9]	$15.1 billion[9]
Marcus Watson	5	$1.6 billion	18	$12.8 billion	66[9]	$15.1 billion[9]

*  As of August 31, 2017.

Effective September 30, 2017, the sections of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Securities Ownership of Portfolio Managers—Global Franchise,—Global Quality and—International Equity" are hereby deleted and replaced with the following:

Fund and Portfolio Managers	Fund Holdings
Global Franchise
Vladimir A. Demine	$0-$10,000
Christian Derold	$10,001-$50,000
Alex Gabriele*	$100,001-$500,000
Dirk Hoffman-Becking	$100,001-$500,000
William D. Lock	$100,001-$500,000
Bruno Paulson	$10,001-$50,000
Richard Perrott*	$10,001-$50,000
Nic Sochovsky	$50,001-$100,000
Marcus Watson	$0-$10,000
Global Quality
Vladimir A. Demine	$0-$10,000
Alex Gabriele*	None
Christian Derold	$10,001-$50,000
Dirk Hoffman-Becking	$100,001-$500,000
William D. Lock	$50,001-$100,000
Bruno Paulson	$50,001-$100,000
Richard Perrott*	$10,001-$50,000
Nic Sochovsky	None
Marcus Watson	$0-$10,000
International Equity
Vladimir A. Demine	$0-$10,000
Christian Derold	$10,001-$50,000
Alex Gabriele*	None
Dirk Hoffman-Becking	$50,001-$100,000
William D. Lock	$100,001-$500,000
Bruno Paulson	$10,001-$50,000
Richard Perrott*	$10,001-$50,000
Nic Sochovsky	None
Marcus Watson	None

*  As of August 31, 2017.

Please retain this supplement for future reference.